Related Party Transactions and Balances - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Interest free loans	¥ 871,520	$ 124,626	¥ 1,606,253